ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	12 Months Ended
Dec. 31, 2016
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES
3. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision for doubtful debts in the aggregate amount of $5,710,167, $117,520 and $1,993,446 during the year ended December 31, 2014, 2015 and 2016, respectively.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2014	2015	2016
Beginning of the year	$4,869,942	$7,638,434	$5,152,466
Allowances made during the year	9,526,878	2,516,554	1,540,047
Reversals made during the year	(4,090,855)	(2,943,154)	(2,401,464)
Write off	(2,371,420)	(1,847,631)	(1,493)
Foreign exchange effect	(296,111)	(211,737)	(208,053)
Closing balance	$7,638,434	$5,152,466	$4,081,503

Analysis of allowances for other receivables is as follows:

	At December 31,
	2014	2015	2016
Beginning of the year	$8,904,534	$9,130,804	$8,882,559
Allowances(reversal) made during the year	234,898	(226,533)	1,273,437
Foreign exchange effect	(8,628)	(21,712)	(67,125)
Closing balance	$9,130,804	$8,882,559	$10,088,871

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2014	2015	2016
Beginning of the year	$1,306,139	$1,286,046	$1,960,329
Allowances made during the year	12,983	769,367	30,811
Write off	-	-	(350)
Foreign exchange effect	(33,076)	(95,084)	(149,647)

Closing balance	$1,286,046	$1,960,329	$1,841,143

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2014	2015	2016
Beginning of the year	$4,442,627	$4,459,487	$4,441,461
Allowances made during the year	26,263	1,286	1,550,615
Write-off	-	(49)	-
Foreign exchange effect	(9,403)	(19,263)	(195,396)
Closing balance	$4,459,487	$4,441,461	$5,796,680